GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Retirement Portfolio Completion Fund

(the “Fund”)

Supplement dated June 14, 2013 to the

Summary Prospectus and Prospectus dated February 28, 2013

(the “Summary Prospectus” and “Prospectus,” respectively)

Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) is making certain enhancements to the quantitative methodology it uses in managing one of the Fund’s principal investments, the affiliated Goldman Sachs Absolute Return Tracker Fund, as described below.

Effective as of June 28, 2013, the Fund’s Summary Prospectus and Prospectus are revised as follows:

The footnote under the table under “Goldman Sachs Retirement Portfolio Completion Fund—Summary—Principal Strategy” in the Prospectus and Summary Prospectus is hereby deleted in its entirety:

The following replaces in its entirety the “Exposure to Hedge Fund Industry Beta” subsection under “Goldman Sachs Retirement Portfolio Completion Fund—Summary—Principal Strategy” in the Prospectus and Summary Prospectus:

Return and Risk Patterns of a Diversified Universe of Hedge Funds. The Investment Adviser intends to gain exposure to the return and risk patterns of a diversified universe of hedge funds by investing in the Absolute Return Tracker Fund, an affiliated mutual fund also managed by the Investment Adviser.

The Absolute Return Tracker Fund seeks to deliver long-term total return consistent with investment results that approximate the return and risk patterns of a diversified universe of hedge funds. The Investment Adviser believes that hedge funds derive a large portion of their returns from exposure to sources of market risk (“Market Exposures”). In seeking to meet its investment objective, the Absolute Return Tracker Fund uses a quantitative methodology in combination with a qualitative overlay to seek to identify the Market Exposures that approximate the return and risk patterns of specific hedge fund sub-strategies. The Absolute Return Tracker Fund’s quantitative methodology seeks to allocate the Absolute Return Tracker Fund’s exposure to each hedge fund sub-strategy such that the Absolute Return Tracker Fund’s investment results approximate the return and risk patterns of a diversified universe of hedge funds. The Absolute Return Tracker Fund may seek to establish long and/or short positions in a multitude of Market Exposures, including but not limited to: U.S. and

non-U.S. (including emerging market) equity indices; U.S. and non-U.S. (including emerging market) fixed income indices; credit indices; interest rates; commodity indices; foreign currency exchange rates; baskets of top positions held by hedge funds; volatility; and market momentum/trends. The exposure of the Absolute Return Tracker Fund to any particular Market Exposure varies from time to time. Neither the Fund nor the Absolute Return Tracker Fund invests in hedge funds.

The following replaces in its entirety the “Exposure to Hedge Fund Industry Beta” subsection under “Investment Management Approach—Principal Investment Strategies” in the Prospectus:

Return and Risk Patterns of a Diversified Universe of Hedge Funds. The Investment Adviser intends to gain exposure to the return and risk patterns of a diversified universe of hedge funds by investing in the Absolute Return Tracker Fund, an affiliated mutual fund also managed by the Investment Adviser.

The Absolute Return Tracker Fund seeks to deliver long-term total return consistent with investment results that approximate the return and risk patterns of a diversified universe of hedge funds. The Investment Adviser believes that hedge funds derive a large portion of their returns from Market Exposures. In seeking to meet its investment objective, the Absolute Return Tracker Fund uses a quantitative methodology in combination with a qualitative overlay to seek to identify the Market Exposures that approximate the return and risk patterns of specific hedge fund sub-strategies. The Absolute Return Tracker Fund’s quantitative methodology seeks to allocate the Absolute Return Tracker Fund’s exposure to each hedge fund sub-strategy such that the Absolute Return Tracker Fund’s investment results approximate the return and risk patterns of a diversified universe of hedge funds. The Absolute Return Tracker Fund may seek to establish long and/or short positions in a multitude of Market Exposures, including but not limited to: U.S. and non-U.S. (including emerging market) equity indices; U.S. and non-U.S. (including emerging market) fixed income indices; credit indices; interest rates; commodity indices; foreign currency exchange rates; baskets of top positions held by hedge funds; volatility; and market momentum/ trends.

The Absolute Return Tracker Fund invests in instruments that the Investment Adviser believes will assist it in gaining exposure to the Market Exposures. The instruments in which the Absolute Return Tracker Fund may invest include, but are not limited to: equity securities; futures (including equity index futures, interest rate futures, and bond futures); swaps (including total return swaps and credit default swaps on indices); options (including listed equity index put options); structured notes (including commodity linked notes); ETFs; forward contracts (including currency forward contracts on developed and emerging markets currencies); U.S. government securities, including agency debentures, and other high quality debt securities; and cash equivalents. The Absolute Return Tracker Fund may from time to time hold foreign currencies. Additionally, as a result of the Absolute Return Tracker Fund’s use of derivatives, the Absolute Return Tracker Fund may also hold significant amounts of U.S. Treasury or short-term investments, including money market funds, repurchase agreements, cash and time deposits.

The weighting of a Market Exposure within the Absolute Return Tracker Fund varies from time to time and may be positive or negative. A negative weighting will result from establishing a short position with respect to a Market Exposure. As a result of the Absolute Return Tracker Fund’s negative weightings in various Market Exposures from time to time, the Absolute Return Tracker Fund’s NAV per share may decline during certain periods, even if the value of any or all of the Market Exposures increases during that time. Additionally, the sum of the Absolute Return Tracker Fund’s target weightings to each Market Exposure may not equal 100%. The Investment Adviser may, in its discretion, make changes to the quantitative methodology used by the Absolute Return Tracker Fund, and the Absolute Return Tracker Fund may use other proprietary methodologies based on the Investment Adviser’s proprietary research.

Neither the Fund nor the Absolute Return Tracker Fund invests in hedge funds.

The last sentence of Appendix A—Additional Information on Portfolio Risks, Securities and Techniques—Portfolio Securities and Techniques — Foreign Currency Transactions in the Prospectus is deleted and replaced with the following two new paragraphs:

The Fund is not required to post cash collateral with its non-U.S. counterparties in certain foreign currency transactions. Accordingly, the Fund may remain more fully invested (and more of the Fund’s assets may be subject to investment and market risk) than if it were required to post collateral with its counterparties (which is the case with U.S. counterparties). Because the Fund’s non-U.S. counterparties are not required to post cash collateral with the Fund, the Fund will be subject to additional counterparty risk.

As an investment company registered with the SEC, the Fund must identify on its books (often referred to as “asset segregation”) liquid assets, or engage in other appropriate measures, to “cover” open positions with respect to its transactions in forward contracts. In the case of forward contracts that do not cash settle, for example, the Fund must identify on its books liquid assets equal to the full notional value of the forward contracts while the positions are open. With respect to forward contracts that do cash settle, however, the Fund is permitted to identify liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the forward contracts, if any, rather than their full notional value. The Fund reserves the right to modify its asset segregation policies in the future in its discretion. By identifying assets equal to only its net obligations under cash-settled forward contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to identify assets equal to the full notional amount of the forward contracts.

In addition, all references to “Hedge Fund Industry Beta”, “Component Market Factors” and “algorithm” in the Prospectus or Summary Prospectus are replaced with “Return and Risk Patterns of a Diversified Universe of Hedge Funds”, “Market Exposures” and “methodology”, respectively.

This Supplement should be retained with your Prospectus or Summary Prospectus for future reference.

RETCOMARSTK 06-13